Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statements of Operations
REVENUE	$ 0	$ 0
OPERATING EXPENSES
Professional fees	57,740	74,521
Depreciation	7,332	0
Exploration expenses - related party	15,151	12,234
Exploration expenses	144,816	33,756
Consulting fees - related party	459,772	120,000
Consulting fees	474,425	560,880
Transfer agent and filing fees	26,679	27,893
Travel	16,085	12,711
General and administrative expenses	32,619	13,789
TOTAL OPERATING EXPENSES	1,234,619	855,784
LOSS FROM OPERATIONS	(1,234,619)	(855,784)
OTHER INCOME (EXPENSES)
Change in fair value of marketable securities	(258,689)	(987,489)
Other income	10,284	0
Other income - related party	59,500	98,000
TOTAL OTHER INCOME (EXPENSE)	(188,905)	(889,489)
LOSS BEFORE INCOME TAXES	(1,423,524)	(1,745,273)
PROVISION FOR INCOME TAXES	0	0
NET INCOME (LOSS)	$ (1,423,524)	$ (1,745,273)
NET LOSS PER SHARE: BASIC AND DILUTED	$ (0.01)	$ (0.02)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: BASIC AND DILUTED	107,814,085	99,843,819